SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Summary of reportable segments financial information
Financial information by reportable segment for the periods ended December 31 is presented in the following tables. Inter-segment transactions are not material and are made on terms which are comparable to transactions with third parties.

	Total revenue			Selling, General and Administrative Expenses *			Adjusted EBITDA			CAPEX excl licenses and ROU **
	2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023

Pakistan	1,624	1,382	1,119	737	650	506	712	584	502	208	193	130
Ukraine	1,164	925	919	397	307	283	650	518	541	391	247	169
Kazakhstan	816	854	774	266	142	131	408	442	421	201	179	165
Bangladesh	460	520	570	192	246	261	226	180	214	39	69	105
Uzbekistan	308	273	268	151	273	239	115	100	112	81	115	65
HQ, eliminations and Others	27	50	48	140	181	226	(101)	(133)	(178)	6	15	15

Total	4,399	4,004	3,698	1,883	1,799	1,646	2,010	1,691	1,612	926	818	649
* Upon adoption of IFRIC agenda decision in July 2024, on the disclosure of revenues and expenses for reportable segments related to application of requirements of IFRS 8, the Company has included Selling, general and administrative expenses by reportable segment, including comparative information.
** This includes capital expenditures on property, plant and equipment of US$1,309 (2024: US$867), intangible assets of US$149 (2024: US$167) and advances for assets not yet transferred of US$9 (2024: nil) after deducting additions in licenses of US$1 (2024: US$35), right-of-use assets of US$540 (2024: US$181).
Summary of segments reconciliation of consolidated Adjusted EBITDA to consolidated income statement before tax
The following table provides the reconciliation of Total Adjusted EBITDA to Profit before tax from continuing operations to for the years ended December 31:

	2025	2024	2023

Total Adjusted EBITDA	2,010	1,691	1,612

Net foreign exchange (loss) / gain	(41)	9	81
Other non-operating (loss) / gain, net	(130)	31	20
Finance income	52	49	60
Finance costs	(535)	(495)	(531)
Gain on disposal of subsidiaries	400	145	—
Gain on disposal of non-current assets	2	5	46
Impairment (loss) / reversal, net	(9)	(3)	6
Amortization	(224)	(199)	(208)
Depreciation	(578)	(529)	(527)
Listing expense	(162)	—	—

Profit before tax from continuing operations	785	704	559